FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Interest Rate Collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 172	$ 61
Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	3,149	11,155
Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	4,825	17,492
Quoted Prices in Active Market | Interest Rate Collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices in Active Market | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	3,149	11,155
Quoted Prices in Active Market | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Other Observable Inputs | Interest Rate Collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	172	61
Significant Other Observable Inputs | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Other Observable Inputs | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	4,825	17,492
Significant Other Unobservable Inputs | Interest Rate Collar
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Other Unobservable Inputs | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Other Unobservable Inputs | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 0	$ 0